Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent	4.02%	1.81%			4.17%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent	6.42%	1.93%			3.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class F
Average Annual Return, Percent	8.51%	2.96%		4.62%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Average Annual Return, Percent	8.44%	2.89%			4.87%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class R
Average Annual Return, Percent	7.97%	2.44%			4.41%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Z
Average Annual Return, Percent	8.50%	2.96%			4.94%
Without Sales Load [Member] | Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	2.59%			4.56%
Without Sales Load [Member] | Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	1.93%			3.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.77%	2.41%			4.64%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.77%	2.41%			4.64%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.77%	2.41%		4.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.77%	2.41%			4.64%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.77%	2.41%			4.64%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.77%	2.41%			4.64%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	5.13%	1.61%			3.97%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	8.14%	2.89%			4.94%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	5.13%	1.61%			3.97%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	8.14%	2.89%			4.94%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	5.13%	1.61%		3.62%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Blended Benchmark1
Average Annual Return, Percent	8.14%	2.89%		4.69%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	5.13%	1.61%			3.97%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	8.14%	2.89%			4.94%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	5.13%	1.61%			3.97%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	8.14%	2.89%			4.94%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	5.13%	1.61%			3.97%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Linked Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	8.14%	2.89%			4.94%